Subsidiaries - Wholly owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Alacer Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Block Drug Company, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Block Drug Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Consumer Healthcare Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Consumer Healthcare Intermediate Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Duncan Consumer Healthcare Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ex-Lax, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrosan (No. 2) AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrosan ApS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ferrosan S.R.L. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Ceylon Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Asia Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Brasil Produtos para Consumo e Saude Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (China) Co. Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (Hong Kong) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (Thailand) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (UK) IP Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Aps [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Colombia SAS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Czech Republic s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Finance Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Finance No.2 Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Finland Oy [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Hellas Single Member Societe Anonyme [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Holdings (No. 2) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Investments (Ireland) (No.3) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Japan K.K. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Korea Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Mexico, S. De R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Norway AS [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare S.A. Spain [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare S.r.l [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Saudi Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Slovakia s. r. o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare South Africa (Pty) Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Sp.z.o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Sri Lanka Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare SRL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare ULC / GlaxoSmithKline Soins De Sante Aux Consommateurs SRI [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare, Produtos para a Saude e Higiene, Lda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Dungarvan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Healthcare AO [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Healthcare Ukraine O.O.O [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Panama S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Paraguay S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Sante Grand Public [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Technology (Taizhou) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Tuketici Sagligi Anonim Sirketi [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline-Consumer Kft. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Bangladesh Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Canada Holding Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK CH Caricam Sociedad de Responsabilidad Limitada [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK CH Kazakhstan LLP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Capital NL B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Capital UK PLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Chile SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Egypt Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Egypt LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.1) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.3) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.4) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.5) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.6) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.7) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (No.8) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Insurance Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Levice s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Peru S.R.L [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Schweiz AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Singapore Pte. Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Trinidad and Tobago Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare (US) IP LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare Holdings (US) LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Consumer Healthcare L.L.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Health, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Capital US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings (US) Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Holdings No. 2 LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Consumer Healthcare Services, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK New Zealand Holding Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon (Suzhou) Technology Co [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Export Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Belgium N.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Germany GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Intermediate Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon New Zealand ULC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Enterprises Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Research Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Trading Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon UK Trading Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Iodosan S.p.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Kuhs GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
NCH - Nutrition Consumer Health Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
P.T. Sterling Products Indonesia [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Brazil Importadora e Distribuidora de Medicamentos Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Canada ULC/ PF Soins De Sante SRI [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PF Consumer Healthcare Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pfizer Consumer Manufacturing Italy S.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pfizer Laboratories PFE (pty) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Pfizer PFE Colombia S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PT Haleon Indonesia Trading [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PT BINA Dentalindo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SmithKline Beecham S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stafford-Miller (Ireland) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stafford-Miller Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sterling Drug (Malaya) Sdn Berhad [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stiefel Consumer Healthcare (UK) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stiefel Laboratories (Ireland) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Treerly Health Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Wyeth Pharmaceutical Co. Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Wyeth Pharmaceuticals Company [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Beecham Enterprises Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
GlaxoSmithKline Consumer Healthcare, L.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
GSK-Gebro Consumer Healthcare GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Haleon Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.80%
Pfizer Biotech Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
Sino-American Tianjin Smith Kline & French Laboratories Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
SmithKline Beecham (Private) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.70%
PF Consumer Taiwan LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Sterling products international, Incorporated [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%